Income Taxes (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Net income (loss)	$ 1,360,699	$ (1,253,534)	$ (1,948,568)
Total income tax expense	0	0
Loss excluding income tax	1,360,699	(1,253,534)
Income tax recovery using the Company's tax rate	367,000	(338,000)
Non-deductible expenses and other	(577,000)	(114,000)
Temporary difference booked to reserve	(16,000)	(2,000)
Deferred income tax assets not recognized	194,000	454,000
Total	$ 0	$ 0